UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	August 12, 2011

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $1,636,739 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Transports Services Group  COM              00922R105     5991   874564 SH       DEFINED 01                      874564
Alere Inc.                     COM              01449J105    43680  1192781 SH       DEFINED 01              97350  1095431
AutoNation Inc.                COM              05329W102    26353   719841 SH       DEFINED 01                      719841
Avid Technology Inc.           COM              05367P100    24536  1302327 SH       DEFINED 01               6825  1295502
Bank of Hawaii Corp.           COM              062540109    14161   304412 SH       DEFINED 01               2000   302412
Bio-Rad Laboratories Inc. CL A COM              090572207     4020    33682 SH       DEFINED 01                       33682
Black Hills Corp.              COM              092113109    20560   683283 SH       DEFINED 01              17400   665883
Brookline Bancorp Inc.         COM              11373M107     2017   217618 SH       DEFINED 01                      217618
CA Technologies                COM              12673P105   101669  4451337 SH       DEFINED 01             286057  4165280
CapitalSource Inc.             COM              14055X102      999   154901 SH       DEFINED 01             154901
Carrols Restaurant Group, Inc. COM              14574X104     2038   195250 SH       DEFINED 01             195250
Cisco Systems Inc.             COM              17275R102    35467  2272042 SH       DEFINED 01             209075  2062967
Consolidated Graphics Inc      COM              209341106     3125    56872 SH       DEFINED 01               3465    53407
CoreLogic Inc.                 COM              21871D103    25907  1550387 SH       DEFINED 01              25625  1524762
Covidien plc                   COM              G2554F113    35118   659749 SH       DEFINED 01              21400   638349
DHT Holdings, Inc.             COM              Y2065G105     1447   377754 SH       DEFINED 01             377754
Devry Inc.                     COM              251893103    18397   311127 SH       DEFINED 01               7900   303227
Dover Downs Gaming & Entmt.    COM              260095104     5850  1828113 SH       DEFINED 01                     1828113
Dundee Corp. CL A              COM              264901109    26297   999366 SH       DEFINED 01              15800   983566
EZCorp, Inc.                   COM              302301106    47654  1339539 SH       DEFINED 01              61900  1277639
Eastman Kodak Co.              COM              277461109    22763  6358443 SH       DEFINED 01             423045  5935398
Electro Rent Corp.             COM              285218103    10465   611277 SH       DEFINED 01             196098   415179
First Defiance Financial Corp. COM              32006W106      936    63702 SH       DEFINED 01                       63702
First Financial Holdings Inc.  COM              320239106     2527   281663 SH       DEFINED 01                      281663
Glacier Bancorp Inc.           COM              37637Q105     2754   204276 SH       DEFINED 01                      204276
Global Cash Access Hldgs Inc   COM              378967103    10443  3284041 SH       DEFINED 01             719800  2564241
Golar LNG Limited              COM              G9456A100    50926  1459603 SH       DEFINED 01             122200  1337403
Golar LNG Partners, LP         COM              Y2745C102     4547   159559 SH       DEFINED 01                      159559
H&R Block, Inc.                COM              093671105    24741  1542427 SH       DEFINED 01              43375  1499052
Health Management Assoc. Inc.  COM              421933102    42637  3955191 SH       DEFINED 01             237213  3717978
Hewlett-Packard Co.            COM              428236103    53342  1465431 SH       DEFINED 01             121526  1343905
Imation Corp.                  COM              45245A107    14873  1575566 SH       DEFINED 01                     1575566
Independent Bank Corp.-MA      COM              453836108     5044   192167 SH       DEFINED 01                      192167
International Business Machine COM              459200101     1551     9044 SH       DEFINED 01                        9044
John Wiley & Sons Inc. CL A    COM              968223206    19882   382280 SH       DEFINED 01               2425   379855
Marcus Corp.                   COM              566330106    12292  1244171 SH       DEFINED 01              49487  1194684
Mentor Graphics Corp.          COM              587200106    56346  4398566 SH       DEFINED 01             436622  3961944
Mine Safety Appliances Co.     COM              602720104    26475   709023 SH       DEFINED 01              21275   687748
Motorola Mobility Holdings Inc COM              620097105    26045  1181717 SH       DEFINED 01              84271  1097446
National Financial Partners Co COM              63607p208     2935   254308 SH       DEFINED 01                      254308
National Fuel Gas Co.          COM              636180101    10891   149595 SH       DEFINED 01               5525   144070
Noble Corporation              COM              H5833N103    26837   680979 SH       DEFINED 01              20850   660129
Northern Trust Corp.           COM              665859104    15695   341489 SH       DEFINED 01               1900   339589
Novellus Systems Inc.          COM              670008101    34205   946460 SH       DEFINED 01              60165   886295
Nu Skin Enterprises Inc.       COM              67018T105    33896   902703 SH       DEFINED 01              95675   807028
OceanFirst Financial Corp.     COM              675234108     1208    93312 SH       DEFINED 01               4300    89012
Oppenheimer Holdings Inc.      COM              683797104    18823   667233 SH       DEFINED 01              49200   618033
Pope Resources LP              COM              732857107     8836   194160 SH       DEFINED 01              27800   166360
Prestige Brands Holdings, Inc. COM              74112D101    24343  1895859 SH       DEFINED 01              44204  1851655
Progress Software Corp.        COM              743312100     6705   277851 SH       DEFINED 01                      277851
Provident New York Bancorp     COM              744028101      990   118450 SH       DEFINED 01                      118450
Qualcomm Inc.                  COM              747525103    48296   850439 SH       DEFINED 01              88225   762214
Quantum Corp.                  COM              747906204    57954 17561712 SH       DEFINED 01            1478540 16083172
Raymond James Financial Inc.   COM              754730109    35379  1100430 SH       DEFINED 01              33225  1067205
SAIC, Inc.                     COM              78390X101    20664  1228546 SH       DEFINED 01              30600  1197946
Suffolk Bancorp                COM              864739107     1806   129400 SH       DEFINED 01               2325   127075
Swift Energy Company           COM              870738101    29710   797163 SH       DEFINED 01              18000   779163
Symantec Corp.                 COM              871503108    81070  4111059 SH       DEFINED 01             407818  3703241
TF Financial Corp.             COM              872391107      725    34053 SH       DEFINED 01                       34053
Tibco Software Inc.            COM              88632Q103    16578   571262 SH       DEFINED 01                      571262
Triumph Group Inc.             COM              896818101    13666   137236 SH       DEFINED 01               9275   127961
UTi Worldwide Inc.             COM              G87210103    19074   968729 SH       DEFINED 01              18800   949929
Ultra Petroleum Corp.          COM              903914109    31960   697813 SH       DEFINED 01              21850   675963
Universal Health Services Inc. COM              913903100    52663  1021980 SH       DEFINED 01              61672   960308
Valeant Pharmaceuticals Intern COM              91911K102    72193  1389396 SH       DEFINED 01              38525  1350871
WSFS Financial Corp.           COM              929328102     2467    62211 SH       DEFINED 01                       62211
Wal-Mart Stores, Inc.          COM              931142103    31171   586590 SH       DEFINED 01               6100   580490
Warner Chilcott PLC            COM              G94368100    47074  1950863 SH       DEFINED 01             173450  1777413
Willis Group Holdings PLC      COM              G96666105    25196   612904 SH       DEFINED 01              17925   594979
Zimmer Holdings Inc            COM              98956P102    28954   458128 SH       DEFINED 01              14350   443778
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204      899     3221 SH       DEFINED 01               3221